Fair values of financial assets and liabilities - Schedule of Financial Assets Carried at Fair Value by Valuation Hierarchy (Details) - GBP (£) £ in Millions	Jun. 30, 2023	Dec. 31, 2022
Fair value
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	£ 27,011	£ 28,074
Level 1 | Fair value
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	10,908	11,605
Level 2 | Fair value
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	15,747	16,122
Level 3 | Fair value
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	356	347
Financial assets at fair value through profit or loss
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	1,577	1,371
Financial assets at fair value through profit or loss | Level 1
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	86	235
Financial assets at fair value through profit or loss | Level 2
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	1,187	841
Financial assets at fair value through profit or loss | Level 3
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	304	295
Financial assets at fair value through profit or loss | Loans and advances to customers
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	1,487	1,132
Financial assets at fair value through profit or loss | Loans and advances to customers | Level 1
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	0	0
Financial assets at fair value through profit or loss | Loans and advances to customers | Level 2
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	1,187	841
Financial assets at fair value through profit or loss | Loans and advances to customers | Level 3
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	300	291
Financial assets at fair value through profit or loss | Equity shares
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	90	239
Financial assets at fair value through profit or loss | Equity shares | Level 1
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	86	235
Financial assets at fair value through profit or loss | Equity shares | Level 2
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	0	0
Financial assets at fair value through profit or loss | Equity shares | Level 3
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	4	4
Financial assets at fair value through other comprehensive income
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	21,971	22,846
Financial assets at fair value through other comprehensive income | Level 1
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	10,822	11,370
Financial assets at fair value through other comprehensive income | Level 2
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	11,097	11,424
Financial assets at fair value through other comprehensive income | Level 3
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	52	52
Financial assets at fair value through other comprehensive income | Debt securities
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	21,970	22,845
Financial assets at fair value through other comprehensive income | Debt securities | Level 1
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	10,822	11,370
Financial assets at fair value through other comprehensive income | Debt securities | Level 2
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	11,096	11,424
Financial assets at fair value through other comprehensive income | Debt securities | Level 3
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	52	51
Financial assets at fair value through other comprehensive income | Equity shares
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	1	1
Financial assets at fair value through other comprehensive income | Equity shares | Level 1
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	0	0
Financial assets at fair value through other comprehensive income | Equity shares | Level 2
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	1	0
Financial assets at fair value through other comprehensive income | Equity shares | Level 3
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	0	1
Derivative financial instruments
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	3,463	3,857
Derivative financial instruments | Level 1
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	0	0
Derivative financial instruments | Level 2
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	3,463	3,857
Derivative financial instruments | Level 3
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	£ 0	£ 0